Average Annual Total Returns - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIP Asset Manager Growth Portfolio	Apr. 29, 2023
VIP Asset Manager Growth Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.93%)
Past 5 years	4.65%
Past 10 years	7.03%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0022
Average Annual Return:
Past 1 year	(15.71%)
Past 5 years	4.88%
Past 10 years	7.42%